Income tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Percentage of withholding tax on dividends distributions	10.00%
Consolidated basis tax income loss	$ 219,112	$ 299,332	$ 59,984
Net operating profit (loss)	134,991	413,222	$ 222,710
Deferred tax asset on tax losses	965	234
Tax loss carry-forwards	2,500	107,885
Temporary differences associated with investments in subsidiaries	19,492	$ 15,679
Tax proceedings on uncertain tax positions	$ 88,600
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Income tax rate	30.00%
Country Of G T [Member]
IfrsStatementLineItems [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Net operating profit (loss)	$ 211	$ 966	$ 623
Country Of C R [Member]
IfrsStatementLineItems [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Net operating profit (loss)	$ 0	$ 0	$ 0
Country Of C R [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Net operating profit (loss)	$ (3,400)	$ 558	$ (9,503)
Country Of S V [Member]
IfrsStatementLineItems [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Net operating profit (loss)	$ 1,261	$ 35,809	$ 3,245
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of employee wages and benefits tax deductible	47.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of employee wages and benefits tax deductible	53.00%